UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05012
CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
Michael A. Pignataro 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2004 to September 30, 2004

Item 1:           Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2004

		Moody’s Ratings	Face Amount (000)	Value
DOMESTIC SECURITIES (81.0%)

CORPORATE OBLIGATIONS (79.8%)

Aerospace (0.3%)
	BE Aerospace, Inc.
	Series B, Sr. Sub. Notes
	8.00%, 3/1/08	Caa3	$300	$297,750
(1)	Condor Systems, Inc.
	Series B, Gtd.
	11.875%, 5/1/09	N/R	900	9,000
	Sequa Corp.
	Sr. Notes
	9.00%, 8/1/09	B1	250	276,250
Group Total				583,000

Airlines (0.3%)
	American Airlines, Inc.
	Series 01-2, Pass thru Certs
	7.80%, 10/1/06	B1	550	457,779
	Continental Airlines, Inc.
	Series 991C, Pass thru Certs
	6.954%, 8/2/09	B2	177	134,735
Group Total				592,514

Automobile Manufacturing/Vehicle Parts (2.4%)
(1)	Aetna Industries, Inc.
	Sr. Notes
	11.875%, 10/1/06	N/R	1	31
(2)	Autocam Corp.
	Sr. Sub. Notes
	10.875%, 6/15/14	B3	400	401,000
(2)	Bombardier Recreational
	Sr. Sub. Notes
	8.375%, 12/15/13	B3	250	264,375
	Cambridge Industries, Inc.
	Sr. Sub. Notes
	10.25%, 7/15/07	Aa2	775	7,746
(2)	Collins & Aikman Products Corp.
	Sr. Sub. Notes
	12.875%, 8/24/12	B3	1,350	1,252,125

		Moody’s Ratings	Face Amount (000)	Value
	Dura Operating Corp.
	Series D, Gtd.
	9.00%, 5/1/09	B2	$400	$358,000
	Holley Performance
	Products, Inc.
	Series B, Gtd.
	12.25%, 9/15/07	Caa3	365	312,075
	Metaldyne Corp.
	Gtd.
	11.00%, 6/15/12	Caa1	800	640,000
	Motor Coach Industries
	International, Inc.
	Gtd.
	11.25%, 5/1/09	Ca	1,121	621,877
(2)	Standyne Corp.
	Sr. Sub. Notes
	10.00%, 8/15/14	Caa1	400	418,000
	Tenneco Automotive, Inc.
	Series B, Secured
	10.25%, 7/15/13	B2	350	400,750
(2)	Transportation Technologies Industries, Inc.
	Sr. Sub. Notes
	12.50%, 3/31/10	Caa1	500	515,625
Group Total				5,191,604

Broadband (0.7%)
	Call Net Enterprises, Inc.
	Yankee Gtd.
	10.625%, 12/31/08	Caa3	400	392,000
	Level 3 Communications, Inc.:
	Sr. Discount Notes
	10.50%, 12/1/08	Caa2	650	484,250
	Sr. Notes
	9.125%, 5/1/08	Caa2	500	370,000
(2)	Level 3 Financing, Inc.
	Sr. Notes
	10.75%, 10/15/11	Caa2	250	211,875

		Moody’s Ratings	Face Amount (000)	Value
	Primus Telecommunications Group, Inc.
	Sr. Notes
	8.00%, 1/15/14	B3	$250	$186,250
Group Total				1,644,375

Broadcast/Outdoor (0.9%)
	Alliance Atlantis Communications, Inc.
	Yankee Sr. Sub. Notes
	13.00%, 12/15/09	B1	500	543,125
	Corus Entertainment, Inc.
	Global Sr. Sub. Notes
	8.75%, 3/1/12	B1	150	166,312
	Emmis Operating, Co.
	Sr. Subordinated
	6.875%, 5/15/12	B2	250	260,625
	Interep National Radio Sales, Inc.
	Series B, Gtd.
	10.00%, 7/1/08	Caa2	250	196,875
(3)	Paxson Communications Corp.
	Gtd.
	0.00%, 1/15/09	Caa1	500	431,250
	Sinclair Broadcast Group, Inc.
	Gtd.
	8.75%, 12/15/11	B2	450	490,500
Group Total				2,088,687

Building Products (2.2%)
(2)(3)	Associated Materials, Inc.
	Sr. Discount Notes
	0.00%, 3/1/14	Caa1	750	549,375
	Atrium Companies, Inc.
	Series B, Gtd.
	10.50%, 5/1/09	B3	500	527,500
	Building Materials Corp.
	Series B, Sr. Notes
	7.75%, 7/15/05	B2	250	255,625

		Moody’s Ratings	Face Amount (000)	Value
(2)	Building Materials Corp.
	Sr. Notes
	7.75%, 8/1/14	B2	$300	$298,500
	Dayton Superior Corp.:
	Gtd.
	13.00%, 6/15/09	Caa2	720	709,200
	Secured
	10.75%, 9/15/08	B3	250	268,750
	Interface, Inc.
	Sr. Sub. Notes
	9.50%, 2/1/14	Caa3	400	416,000
(2)(3)	Norcraft Holdings/Capital
	Sr. Discount Notes
	0.00%, 9/1/12	Caa1	250	182,500
(2)	Ply Gem Indusries, Inc.
	Sr. Sub. Notes
	9.00%, 2/15/12	B3	400	401,000
(2)	THL Buildco (Nortek), Inc.
	Sr. Sub. Notes
	8.50%, 9/1/14	B3	300	315,750
	Texas Industries, Inc.
	Sr. Notes
	10.25%, 6/15/11	B1	250	288,750
	Werner Holdings Co., Inc.
	Series A, Gtd.
	10.00%, 11/15/07	B3	800	716,000
Group Total				4,928,950

Cable (7.1%)
(1)	Adelphia Communications Corp.
	Series B, Sr. Notes
	8.375%, 2/1/08	N/R	800	712,000
(2)	Atlantic Broadband
	Finance LLC
	Sr. Sub. Notes
	9.375%, 1/15/14	Caa1	500	476,250
(1)	Australis Holdings Pty. Ltd.
	Yankee Sr. Secured
	Discount Notes
	15.00%, 11/1/02	N/R	4,600	92,000

		Moody’s Ratings	Face Amount (000)	Value
	CSC Holdings, Inc.:
	Series B, Debentures
	8.125%, 8/15/09	B1	$150	$160,125
	Series B, Sr. Notes
	7.625%, 4/1/11	B1	200	211,750
(2)	Cablevision Systems
	New York Group
	Sr. Notes
	8.00%, 4/15/12	B3	1,250	1,312,500
(1)	Century Communications Corp.
(3)	Series B, Sr. Discount Notes
	0.00%, 1/15/08	N/R	500	310,000
(3)	Sr. Discount Notes
	0.00%, 3/15/03	N/R	500	470,000
	Sr. Notes
	8.75%, 10/1/07	N/R	450	470,250
	Charter Communication Holdings LLC:
	Sr. Discount Notes
	9.92%, 4/1/11	Ca	1,200	930,000
	Sr. Notes
	8.625%, 4/1/09	Ca	750	586,875
	8.75%, 11/15/13	B3	500	493,125
	10.25%, 1/15/10	Ca	1,050	847,875
(2)	Coleman Cable, Inc.
	Sr. Notes
	9.875%, 10/1/12	B3	400	408,500
(1)	DIVA Systems Corp.
	Series B, Sr. Discount Notes
	12.625%, 3/1/08	N/R	3,014	7,536
(1)	Frontiervision LP/Capital
	Series B, Sr. Discount Notes
	11.875%, 9/15/07	Caa1	500	628,750
(3)	Insight Communications Co., Inc.
	Sr. Discount Notes
	0.00%, 2/15/11	Caa2	250	235,000
	Insight Midwest/Insight Capital:
	Sr. Notes
	9.75%, 10/1/09	B2	900	945,000
	10.50%, 11/1/10	B2	500	550,000

		Moody’s Ratings	Face Amount (000)	Value
	Jones Intercable, Inc.
	Sr. Notes
	7.625%, 4/15/08	Baa3	$450	$500,118
	Mediacom LLC/Capital Corp.
	Series B, Sr. Notes
	8.50%, 4/15/08	B2	871	894,952
	Sr. Notes
	7.875%, 2/15/11	B2	850	816,000
	Northland Cable Television
	Gtd.
	10.25%, 11/15/07	Caa3	750	765,000
(1)	Olympus Communications, L.P./
	Olympus Capital Corp.
	Series B, Sr. Notes
	10.625%, 11/15/06	N/R	892	1,128,380
	Renaissance Media Group LLC
	Gtd.
	10.00%, 4/15/08	B3	953	986,355
	Rogers Cablesystems, Inc.
	Series B, Yankee Sr. Notes
	10.00%, 3/15/05	Ba2	250	258,437
(2)(3)	Telenet Group Holding NV
	Discount Notes
	0.00%, 6/15/14	Caa2	600	444,000
Group Total				15,640,778

Capital Goods (1.4%)
	Blount, Inc.
	Sr. Sub. Notes
	8.875%, 8/1/12	Caa1	250	266,875
(2)	Case New Holland, Inc.
	Sr. Notes
	9.25%, 8/1/11	Ba3	350	393,750
	JII Holdings LLC
	Secured
	13.00%, 4/1/07	Caa2	785	706,860
	Motors & Gears, Inc.
	Series D, Sr. Notes
	10.75%, 11/15/06	Caa1	950	883,500

		Moody’s Ratings	Face Amount (000)	Value
	Park-Ohio Industries, Inc.
	Sr. Sub. Notes
	9.25%, 12/1/07	Caa1	$500	$510,000
	SPX Corp.
	Sr. Notes
	6.25%, 6/15/11	Ba3	350	343,000
Group Total				3,103,985

Chemicals (4.3%)
(2)	BCP Caylux Holdings
	Sr. Sub. Notes
	9.625%, 6/15/14	B3	400	434,000
	Acetex Corp.
	Global Sr. Notes
	10.875%, 8/1/09	B2	400	442,000
	Avecia Group plc
	Global Gtd.
	11.00%, 7/1/09	Caa3	700	619,500
(2)	Crompton Corp.
	Sr. Notes
	9.875%, 8/1/12	B1	350	369,250
	Equistar Chemicals LP/
	Equistar Funding
	Sr. Notes
	10.625%, 5/1/11	B2	350	400,750
	HMP Equity Holdings Corp.
	Sr. Discount Notes
	0.00%, 5/15/08	N/R	500	317,500
(2)	Huntsman Co., LLC:
	Gtd.
	11.625%, 10/15/10	B2	500	581,250
	11.50%, 7/15/12	B3	400	443,500
(3)	Huntsman International Holdings LLC
	Sr. Discount Notes
	0.00%, 12/31/09	Caa2	250	133,750
	IMC Global, Inc.
	Sr. Notes
	10.875%, 8/1/13	B1	350	443,625
	ISP Chemco, Inc.
	Series B, Gtd.
	10.25%, 7/1/11	B1	250	280,000

		Moody’s Ratings	Face Amount (000)	Value
	Lyondell Chemical Co.:
	Gtd.
	10.50%, 6/1/13	B1	$850	$986,000
	Series B, Secured
	9.875%, 5/1/07	B1	674	715,282
	Millennium America, Inc.
	Gtd.
	9.25%, 6/15/08	B1	500	553,750
	Nalco Co.
	Sr. Sub. Notes
	8.875%, 11/15/13	Caa1	400	432,000
	Polyone Corp.
	Gtd.
	10.625%, 5/15/10	B3	400	440,000
	Radnor Holdings Corp.
	Sr. Notes
	11.00%, 3/15/10	Caa1	250	211,250
	Resolution Performance Products LLC
	Sr. Sub. Notes
	13.50%, 11/15/10	Caa2	500	487,500
	Rhodia SA
	Sr. Notes
	10.25%, 6/1/10	B3	600	624,000
	Terra Capital, Inc.
	Secured
	11.50%, 6/1/10	Caa1	550	624,250
Group Total				9,539,157

Competitive Local Exchange Carrier (0.8%)
	Madison River Capital/Madison River Finance
	Sr. Notes
	13.25%, 3/1/10	Caa1	871	927,082
	Time Warner Telecom, LLC
	Sr. Notes
	9.75%, 7/15/08	B3	850	845,750
Group Total				1,772,832

		Moody’s Ratings	Face Amount (000)	Value
Consumer Products/Tobacco (3.4%)
(2)	Ames True Temper, Inc.
	Sr. Sub. Notes
	10.00%, 7/15/12	Caa1	$600	$615,750
(2)	Amscan Holdings, Inc.
	Sr. Sub. Notes
	8.75%, 5/1/14	B3	300	307,500
	DIMON, Inc.
	Sr. Notes
	7.75%, 6/1/13	Ba3	500	490,000
(1)	Diamond Brands Operating Corp.
	Gtd.
	10.125%, 4/15/08	N/R	2,000	20,000
	General Binding Corp.
	Gtd.
	9.375%, 6/1/08	Caa1	700	715,750
(2)	Interactive Health LLC
	Sr. Notes
	7.25%, 4/1/11	B3	400	346,000
(3)	Johnsondiversey Holdings, Inc.
	Discount Notes
	0.00%, 5/15/13	B3	600	498,000
	Jostens, Inc.
	Sr. Sub. Notes
	12.75%, 5/1/10	B3	900	1,011,861
(2)	Leiner Health Products, Inc.
	Sr. Sub. Notes
	11.00%, 6/1/12	B3	250	266,875
	PCA LLC/PCA Finance Corp.
	Sr. Notes
	11.875%, 8/1/09	B3	650	698,750
	Playtex Products, Inc.
	Gtd.
	9.375%, 6/1/11	Caa2	500	515,000
(2)	Prestige Brands, Inc.
	Sr. Sub. Notes
	9.25%, 4/15/12	Caa1	500	492,500
	Rayovac Corp.
	Sr. Sub. Notes
	8.50%, 10/1/13	B3	250	272,500

		Moody’s Ratings	Face Amount (000)	Value
	Remington Arms Co., Inc.
	Gtd.
	10.50%, 2/1/11	B2	$115	$109,825
(2)	Samsonite Corp.
	Sr. Sub. Notes
	8.875%, 6/1/11	B3	250	262,500
	Sealy Mattress Co.
	Sr. Sub. Notes
	8.25%, 6/15/14	B2	400	405,000
	United Industries Corp.
	Series D, Gtd.
	9.875%, 4/1/09	B3	400	420,000
Group Total				7,447,811

Containers (2.7%)
	AEP Industries, Inc.
	Sr. Sub. Notes
	9.875%, 11/15/07	B3	650	665,437
	Berry Plastics Corp.
	Gtd.
	10.75%, 7/15/12	B3	600	681,000
	Crown Cork & Seal Finance plc
	Yankee Gtd.
	7.00%, 12/15/06	B3	300	310,500
	Crown Euro Holdings SA
	Secured
	9.50%, 3/1/11	B1	795	890,400
(2)	Graham Packaging Co.
	Sub. Notes
	9.875%, 10/15/14	Caa2	350	360,062
	Graphic Packaging International Corp.
	Sr. Sub. Notes
	9.50%, 8/15/13	B3	250	286,875
(2)	Intertape Polymer U.S., Inc.
	Sr. Sub. Notes
	8.50%, 8/1/14	B3	300	304,500
	Owens-Illinois, Inc.
	Sr. Notes
	8.10%, 5/15/07	Caa1	850	896,750

		Moody’s Ratings	Face Amount (000)	Value
	Pliant Corp.
	Gtd.
	13.00%, 6/1/10	Caa2	$850	$735,250
	Solo Cup Co.
	Sr. Sub. Notes
	8.50%, 2/15/14	B3	500	495,000
	U.S. Can Corp.
	Gtd.
	10.875%, 7/15/10	Caa1	250	258,125
Group Total				5,883,899

Diversified Telecommunications (0.5%)
(2)	Qwest Communications International, Inc.
	Sr. Notes
	7.50%, 2/15/14	B3	300	276,750
	Qwest Corp.:
	Notes
	6.625%, 9/15/05	Ba3	500	516,250
(2)	Sr. Notes
	7.875%, 9/1/11	Ba3	250	260,625
Group Total				1,053,625

Energy/Other (2.6%)
	Dynegy Holdings, Inc.:
(2)	Secured
	10.125%, 7/15/13	B3	350	404,250
	Sr. Notes
	8.75%, 2/15/12	Caa2	600	627,000
	El Paso CGP Co.:
	Notes
	6.375%, 2/1/09	Caa1	250	241,250
	7.75%, 6/15/10	Caa1	250	251,250
	El Paso Corp.
	Sr. Notes
	7.00%, 5/15/11	Caa1	500	485,000
	El Paso Natural Gas
	Series A, Sr. Notes
	7.625%, 8/1/10	B1	250	268,750

		Moody’s Ratings	Face Amount (000)	Value
	El Paso Production Holding
	Gtd.
	7.75%, 6/1/13	B3	$750	$755,625
	Frontier Oil Corp.
	Sr. Notes
	11.75%, 11/15/09	B1	1,000	1,071,250
(2)	Gemstone Investors Ltd.
	Gtd.
	7.71%, 10/31/04	Caa1	200	200,250
	Giant Industries, Inc.:
	Gtd.
	11.00%, 5/15/12	B3	186	213,900
	Sr. Sub. Notes
	8.00%, 5/15/14	B3	200	205,000
(2)	Gulfmark Offshore, Inc.
	Sr. Notes
	7.75%, 7/15/14	B2	250	254,375
	Gulfterra Energy Partner
	Gtd.
	10.625%, 12/1/12	B1	100	126,000
	Reliant Resources, Inc.
	Secured
	9.50%, 7/15/13	B1	500	545,625
Group Total				5,649,525

Environmental Services (0.2%)
(2)	Waste Services, Inc.
	Sr. Sub. Notes
	9.50%, 4/15/14	Ca	400	382,000

Finance (2.0%)
(2)	E*Trade Financial Corp.
	Sr. Notes
	8.00%, 6/15/11	B1	250	261,250
(2)	Rainbow National Services LLC
	Sr. Notes
	8.75%, 9/1/12	B3	250	260,625

		Moody’s Ratings	Face Amount (000)	Value
	Westfed Holdings:
	Sr. Debentures
(1)	15.50%, 9/15/99	N/R	$2,000	$3,720,000
(4)	25.00%, 8/22/09	N/R	121	121,025
Group Total				4,362,900

Food Processors/Beverage/Bottling (1.6%)
	Agrilink Foods, Inc.
	Gtd.
	11.875%, 11/1/08	B3	124	130,200
	B&G Foods, Inc.
	Series D, Gtd.
	9.625%, 8/1/07	B3	700	718,200
	Eagle Family Foods
	Series B, Gtd.
	8.75%, 1/15/08	Caa2	471	359,933
	Land O’Lakes, Inc.
	Sr. Notes
	8.75%, 11/15/11	B3	800	752,000
(2)	Le-Natures, Inc.
	Sr. Sub. Notes
	9.00%, 6/15/13	Caa1	250	267,500
	National Wine &
	Spirits, Inc.
	Gtd.
	10.125%, 1/15/09	B3	220	212,300
	Swift & Co.:
	Gtd.
	10.125%, 10/1/09	B1	250	275,625
	Sr. Sub. Notes
	12.50%, 1/1/10	B2	300	333,000
(2)	Wornick Co.
	Secured
	10.875%, 7/15/11	B2	400	430,000
Group Total				3,478,758

Gaming (6.5%)
	Ameristar Casinos, Inc.
	Gtd.
	10.75%, 2/15/09	B2	920	1,048,800

		Moody’s Ratings	Face Amount (000)	Value
	Argosy Gaming Co.:
	Sr. Sub. Notes
	7.00%, 1/15/14	B1	$250	$259,063
	9.00%, 9/1/11	Ba3	250	281,875
(2)	Aztar Corp.
	Sr. Sub. Notes
	7.875%, 6/15/14	Ba3	250	266,250
	Boyd Gaming Corp.
	Gtd.
	9.25%, 8/1/09	Ba3	600	658,500
(2)	Chukchansi Economic Development Authority
	Sr. Notes
	14.50%, 6/15/09	N/R	1,000	1,255,000
	Circus & Eldorado/Silver
	Legacy Capital Corp.
	First Mortgage Notes
	10.125%, 3/1/12	B1	500	535,000
	Hard Rock Hotel, Inc.
	Notes
	8.875%, 6/1/13	B3	1,800	1,948,500
(2)	Herbst Gaming, Inc.
	Sr. Sub. Notes
	8.125%, 6/1/12	B3	300	309,000
	Inn of the Mountain Gods
	Sr. Notes
	12.00%, 11/15/10	B3	400	460,000
	Isle of Capri Casinos, Inc.
	Sr. Sub. Notes
	7.00%, 3/1/14	B2	400	404,000
	MGM Mirage, Inc.:
	Gtd.
	9.75%, 6/1/07	Ba2	100	111,625
(2)	Sr. Notes
	6.75%, 9/1/12	Ba1	250	260,000
	Majestic Star Casino LLC
	Gtd.
	9.50%, 10/15/10	B2	750	768,750
(2)	Mohegan Tribal Gaming Authority
	Sr. Sub. Notes
	7.125%, 8/15/14	Ba3	250	263,125

		Moody’s Ratings	Face Amount (000)	Value
	Park Place Entertainment Corp.:
	Sr. Sub. Notes
	7.875%, 12/15/05	Ba2	$150	$158,250
	9.375%, 2/15/07	Ba2	500	558,750
(2)	Peninsula Gaming LLC
	Gtd.
	8.75%, 4/15/12	B2	500	465,000
	Penn National Gaming, Inc.
	Series B, Gtd.
	11.125%, 3/1/08	B2	850	922,250
	River Rock Entertainment
	Sr. Notes
	9.75%, 11/1/11	B2	400	423,000
	Riviera Holdings Corp.
	Gtd.
	11.00%, 6/15/10	B2	700	773,500
	Venetian Casino Resort, LLC
	Gtd.
	11.00%, 6/15/10	B2	180	209,250
(2)	Waterford Gaming LLC
	Sr. Notes
	8.625%, 9/15/12	B1	228	242,820
(1)	Windsor Woodmont
	Black Hawk
	Series B, First
	Mortgage Notes
	13.00%, 3/15/05	N/R	1,450	1,305,000
	Wynn Las Vegas LLC/Wynn
	Las Vegas Capital Corp.
	Second Mortgage
	12.00%, 11/1/10	B3	268	336,340
Group Total				14,223,648

Healthcare Facilities/Supplies (2.0%)
	Ardent Health Services
	Sr. Sub. Notes
	10.00%, 8/15/13	B3	250	257,500
(2)	Beverly Enterprises, Inc.
	Sr. Sub. Notes
	7.875%, 6/15/14	B2	250	268,750

		Moody’s Ratings	Face Amount (000)	Value
	Concentra Operating Corp.
	Gtd.
	9.50%, 8/15/10	B3	$250	$277,500
	Fisher Scientific International, Inc.
	Sr. Sub. Notes
	8.125%, 5/1/12	Ba3	260	291,200
(2)(3)	MQ Associates, Inc.
	Sr. Discount Notes
	0.00%, 8/15/12	Caa1	1,000	635,000
	Medquest, Inc.
	Series B, Gtd.
	11.875%, 8/15/12	B3	600	687,000
(2)	Tenet Healthcare Corp.
	Sr. Notes
	9.875%, 7/1/14	B3	250	262,500
	Triad Hospitals, Inc.
	Sr. Sub. Notes
	7.00%, 11/15/13	B3	1,000	1,022,500
	Universal Hospital Services, Inc.
	Sr. Notes
	10.125%, 11/1/11	B3	250	255,000
(2)	Vanguard Health Holdings II
	Sr. Sub. Notes
	9.00%, 10/1/14	Caa1	350	352,625
Group Total				4,309,575

Home Builders (0.8%)
	Tech Olympic USA, Inc.
	Gtd.
	9.00%, 7/1/10	Ba3	500	550,000
	Toll Corp.
	Sr. Sub. Notes
	8.25%, 12/1/11	Ba2	250	278,438
	WCI Communities, Inc.
	Gtd.
	10.625%, 2/15/11	Ba3	650	736,125

		Moody’s Ratings	Face Amount (000)	Value
	William Lyon Homes, Inc.
	Sr. Notes
	7.50%, 2/15/14	B2	$250	$256,250
Group Total				1,820,813

Industrial (1.1%)
(2)	Amsted Industries, Inc.
	Sr. Notes
	10.25%, 10/15/11	B3	250	276,250
	Amtrol, Inc.
	Sr. Sub. Notes
	10.625%, 12/31/06	Caa3	600	500,520
(1)	International Utility Structures, Inc.:
	Sub. Notes
	13.00%, 2/1/08	N/R	924	4,620
	Yankee Sr. Sub. Notes
	10.75%, 2/1/08	N/R	800	170,000
(2)	Polypore, Inc.
	Sr. Sub. Notes
	8.75%, 5/15/12	Caa1	400	417,000
	True Temper Sports, Inc.
	Gtd.
	8.375%, 9/15/11	B3	450	420,750
	Wolverine Tube, Inc.
	Gtd.
	10.50%, 4/1/09	B3	550	607,750
Group Total				2,396,890

Leisure (3.2%)
	AMC Entertainment, Inc.:
	Sr. Sub. Notes
	9.875%, 2/1/12	B3	650	676,000
(2)	8.00%, 3/1/14	B3	400	378,000
	Affinity Group, Inc.
	Sr. Sub. Notes
	9.00%, 2/15/12	B3	250	268,750
	Bally Total Fitness Holding Corp.
	Sr. Notes
	10.50%, 7/15/11	B3	350	334,250

		Moody’s Ratings	Face Amount (000)	Value
	Bluegreen Corp.
	Series B, Gtd.
	10.50%, 4/1/08	B3	$1,000	$1,028,750
	Booth Creek Ski Holdings, Inc.
	Series B, Gtd.
	12.50%, 3/15/07	Caa1	1,147	1,154,169
	Cinemark USA, Inc.
	Sr. Sub. Notes
	9.00%, 2/1/13	B3	250	280,625
	Cinemark, Inc.
	Sr. Discount Notes
	9.75%, 3/15/14	Caa1	400	277,000
	Intrawest Corp.:
	Gtd.
	10.50%, 2/1/10	B1	250	271,250
	Sr. Notes
	7.50%, 10/15/13	B1	250	260,313
(2)	NCL Corp.
	Sr. Notes
	10.625%, 7/15/14	B2	500	526,250
	Scientific Games Corp.
	Series B, Gtd.
	12.50%, 8/15/10	B2	691	794,650
	Six Flags, Inc.:
	Sr. Notes
	9.75%, 4/15/13	B3	400	380,000
	9.625%, 6/1/14	B3	500	470,000
Group Total				7,100,007

Lodging (0.8%)
	CapStar Hotel Co.
	Sr. Sub. Notes
	8.75%, 8/15/07	Caa1	250	255,625
	Felcor Lodging LP
	Gtd.
	8.50%, 6/1/11	B1	425	469,625
	HMH Properties, Inc.
	Series B, Gtd.
	7.875%, 8/1/08	Ba3	126	130,253
	Host Marriot LP
	Series I, Gtd.
	9.50%, 1/15/07	Ba3	600	667,500

		Moody’s Ratings	Face Amount (000)	Value
	John Q. Hammons Hotel LP
	Series B, First Mortgage
	Notes
	8.875%, 5/15/12	B2	$300	$336,000
Group Total				1,859,003

Metals & Mining (1.9%)
	AK Steel Corp.:
	Gtd.
	7.75%, 6/15/12	B3	300	294,750
	7.875%, 2/15/09	B3	250	249,375
(2)	Alpha Natural Resources
	Gtd.
	10.00%, 6/1/12	B3	500	553,750
	Earle M. Jorgensen Co.
	Secured
	9.75%, 6/1/12	B2	500	557,500
	Gerdau Ameristeel Corp.
	Sr. Notes
	10.375%, 7/15/11	B2	250	286,250
(2)	International Steel Group
	Sr. Notes
	6.50%, 4/15/14	Ba3	1,000	1,005,000
	Ispat Inland ULC
	Secured
	9.75%, 4/1/14	B3	400	443,000
	Metallurg, Inc.
	Series B, Gtd.
	11.00%, 12/1/07	Ca	571	345,153
(1)	WCI Steel, Inc.
	Series B, Sr. Notes
	10.00%, 12/1/04	N/R	250	156,250
(2)	Wise Metals Group LLC
	Secured
	10.25%, 5/15/12	B2	250	252,500
Group Total				4,143,528

Oil Equipment (0.2%)
	Parker Drilling Co.
	Series B, Gtd.
	10.125%, 11/15/09	B2	377	401,976

		Moody’s Ratings	Face Amount (000)	Value
Paper & Forest Products (3.4%)
	Abitibi-Consolidated, Inc.
	Notes
	7.75%, 6/15/11	Ba2	$250	$258,750
(2)	Ainsworth Lumber Co., Ltd.
	Sr. Notes
	7.25%, 10/1/12	B2	250	253,750
(2)	Appleton Papers, Inc.
	Sr. Sub. Notes
	9.75%, 6/15/14	B3	350	362,250
	Blue Ridge Paper Product
	Secured
	9.50%, 12/15/08	B2	350	295,750
	Caraustar Industries, Inc.
	Gtd.
	9.875%, 4/1/11	Caa1	434	466,550
(2)	Cellu Tissue Holdings
	Secured
	9.75%, 3/15/10	B2	250	255,000
	Georgia-Pacific Corp.
	Gtd.
	9.375%, 2/1/13	Ba2	1,000	1,182,500
	JSG Funding plc
	Global Sr. Notes
	9.625%, 10/1/12	B3	500	567,500
(2)	Newark Group, Inc.
	Sr. Sub. Notes
	9.75%, 3/15/14	Caa1	2,000	2,070,000
	Norkse Skog Canada Limited
	Sr. Notes
	7.375%, 3/1/14	Ba3	250	262,500
	Riverside Forest Products Ltd.
	Sr. Notes
	7.875%, 3/1/14	B2	400	426,000
	Stone Container Corp.
	Sr. Notes
	8.375%, 7/1/12	B2	600	664,500
	Tembec Industries, Inc.
	Yankee Gtd.
	8.625%, 6/30/09	Ba3	400	412,000
Group Total				7,477,050

		Moody’s Ratings	Face Amount (000)	Value
Publishing (1.5%)
	Dex Media East LLC
	Gtd.
	12.125%, 11/15/12	B2	$200	$250,000
	Dex Media, Inc.:
(3)	Discount Notes
	0.00%, 11/15/13	B3	500	368,750
	Notes
	8.00%, 11/15/13	B3	250	263,750
	Haights Cross Operating Co.
	Gtd.
	11.75%, 8/15/11	Caa1	350	386,750
	Houghton Mifflin Co.:
(3)	Sr. Discount Notes
	0.00%, 10/15/13	Caa1	250	152,500
	Sr. Notes
	8.25%, 2/1/11	B2	300	315,000
	Liberty Group Publishing, Inc.
	Debentures
	11.625%, 2/1/09	Caa2	900	895,500
(2)	PRIMEDIA, Inc.
	Sr. Notes
	8.00%, 5/15/13	B3	350	334,688
(1)(4)	Premier Graphics, Inc.
	Gtd.
	11.50%, 12/1/05	N/R	2,000	0
(2)	Sheridan Acquisition CRP
	Secured
	10.25%, 8/15/11	B1	300	326,250
Group Total				3,293,188

Restaurants (1.9%)
	Advantica Restaurant Group, Inc.
	Sr. Notes
	11.25%, 1/15/08	Caa3	500	521,250
(1)	American Restaurant Group, Inc.
	Series D, Gtd.
	11.50%, 11/1/06	Caa2	993	600,765

		Moody’s Ratings	Face Amount (000)	Value
	Buffets, Inc.
	Sr. Sub. Notes
	11.25%, 7/15/10	B3	$500	$532,500
	Carrols Corp.
	Gtd.
	9.50%, 12/1/08	B3	150	154,500
(2)	Denny’s Corp./Denny’s Holdings, Inc.
	Sr. Notes
	10.00%, 10/1/12	Caa1	500	504,375
	El Pollo Loco, Inc.
	Secured
	9.25%, 12/15/09	B2	250	258,750
	Friendly Ice Cream Corp.
	Sr, Notes
	8.375%, 6/15/12	B2	400	386,000
	O’Charley’s, Inc.
	Sr. Sub. Notes
	9.00%, 11/1/13	Ba3	400	422,000
(4)	Romacorp, Inc.
	Sr. Notes
	10.50%, 12/31/08	N/R	1,102	722,072
	Sbarro, Inc.
	Gtd.
	11.00%, 9/15/09	Caa2	125	117,500
Group Total				4,219,712

Retail- Food & Drug (1.0%)
(2)	Duane Reade, Inc.
	Sr. Sub. Notes
	9.75%, 8/1/11	B3	500	475,000
	Great Atlantic & Pacific Tea Company, Inc.
	Sr. Notes
	9.125%, 12/15/11	Caa1	400	308,000
	Herbalife International, Inc.
	Gtd.
	11.75%, 7/15/10	B2	500	575,000

		Moody’s Ratings	Face Amount (000)	Value
(2)	Jean Coutu Group (PJC), Inc.
	Sr. Sub. Notes
	8.50%, 8/1/14	B3	$400	$399,000
	Roundy’s, Inc.
	Series B, Gtd.
	8.875%, 6/15/12	B2	200	216,500
(2)	Stater Brothers Holdings, Inc.
	Sr. Notes
	8.125%, 6/15/12	B1	150	157,875
Group Total				2,131,375

Retail Stores (1.5%)
	Asbury Automotive Group Co.
	Gtd.
	9.00%, 6/15/12	B3	400	424,000
(1)(4)	Flooring America, Inc.
	Series B, Gtd.
	9.25%, 10/15/07	N/R	703	0
	Michaels Stores, Inc.
	Sr. Notes
	9.25%, 7/1/09	Ba1	400	436,000
	NBTY, Inc.
	Series B, Sr. Sub. Notes
	8.625%, 9/15/07	B1	400	406,000
	Nebraska Book Co., Inc.
	Sr. Sub. Notes
	8.625%, 3/15/12	Caa1	500	500,000
	PEP Boys-Manny
	Moe & Jack
	Notes
	7.00%, 6/1/05	B2	800	816,000
	PETCO Animal Supplies, Inc.
	Sr. Sub. Notes
	10.75%, 11/1/11	B2	67	78,055
	Perry Ellis International, Inc.
	Series B, Sr. Sub. Notes
	8.875%, 9/15/13	B3	250	266,250

		Moody’s Ratings	Face Amount (000)	Value
	United Auto Group, Inc.
	Gtd.
	9.625%, 3/15/12	B3	$250	$276,875
Group Total				3,203,180

Satellite (0.3%)
	Echostar DBS Corp.
	Sr. Notes
	9.125%, 1/15/09	Ba3	195	217,913
(2)	PanAMSat Corp.
	Gtd.
	9.00%, 8/15/14	B2	300	313,500
(1)	Pegasus Communications
	Corp.
	Series B, Sr. Notes
	12.50%, 8/1/07	N/R	300	196,500
(1)	Pegasus Satellite Communications, Inc.
	Sr. Discount Notes
	13.50%, 3/1/07	N/R	250	6,875
Group Total				734,788

Secondary Oil & Gas Producers (2.6%)
(2)	Belden & Blake Corp.
	Secured
	8.75%, 7/15/12	B3	250	267,500
	Chesapeake Energy Corp.
	Sr. Notes
(2)	7.00%, 8/15/14	Ba3	250	265,625
	6.875%, 1/15/16	Ba3	602	632,100
	Continental Resources, Inc.
	Gtd. Sr. Sub. Notes
	10.25%, 8/1/08	Caa1	925	962,000
	Forest Oil Corp.
	Sr. Notes
	8.00%, 6/15/08	Ba3	900	999,000
	Paramount Resources Ltd.
	Yankee Sr. Notes
	8.875%, 7/15/14	B3	500	552,500

		Moody’s Ratings	Face Amount (000)	Value
	Pemex Project Funding Master Trust
	Gtd.
	8.50%, 2/15/08	Baa1	$45	$50,681
	Plains E&P Co.
	Series B, Gtd.
	8.75%, 7/1/12	Ba3	300	338,250
	Pogo Producing Co.
	Series B, Sr. Sub. Notes
	8.25%, 4/15/11	Ba3	550	607,750
	Vintage Petroleum, Inc.
	Sr. Sub. Notes
	7.875%, 5/15/11	B1	700	752,500
	Whiting Petroleum Corp.
	Sr. Sub. Notes
	7.25%, 5/1/12	B2	300	304,500
Group Total				5,732,406

Services (5.5%)
	APCOA, Inc
	Gtd. Sr. Sub. Notes
	9.25%, 3/15/08	Caa3	377	337,415
	Advanstar Communications, Inc.
	Secured
	10.75%, 8/15/10	B3	400	445,000
(2)	Allied Security Escrow
	Sr. Sub. Notes
	11.375%, 7/15/11	Caa1	400	422,000
	American Color Graphics
	Notes
	10.00%, 6/15/10	Caa1	800	620,000
	Brand Services, Inc.
	Gtd.
	12.00%, 10/15/12	B3	600	684,000
(2)	Buhrmann US, Inc.
	Sr. Sub. Notes
	8.25%, 7/1/14	B2	250	251,250
(2)(3)	Crystal U.S. Holdings/
	U.S. Sub3
	Sr. Discount Notes
	0.00%, 10/1/14	Caa2	700	421,750

		Moody’s Ratings	Face Amount (000)	Value
	Diamond Triumph Auto Glass, Inc.
	Gtd.
	9.25%, 4/1/08	Caa1	$500	$482,500
	Great Lakes Dredge & Dock Co.
	Sr. Sub. Notes
	7.75%, 12/15/13	Caa2	850	739,500
	IESI Corp.
	Gtd.
	10.25%, 6/15/12	B3	500	542,500
	Integrated Electrical Services, Inc.
	Series C, Gtd.
	9.375%, 2/1/09	B2	625	615,625
	Iron Mountain, Inc.:
	Gtd.
	8.625%, 4/1/13	B3	450	490,500
	7.75%, 1/15/15	B3	250	266,250
	La Petite Academy, Inc.
	Series B, Gtd.
	10.00%, 5/15/08	Ca	1,300	1,105,000
(2)	Language Line Holdings, Inc.
	Sr. Sub. Notes
	11.125%, 6/15/12	Caa1	250	257,500
	Morton’s Restaurant Group, Inc.
	Secured
	7.50%, 7/1/10	B2	300	288,000
	Muzak LLC/Muzak Finance Corp.:
	Gtd.
	9.875%, 3/15/09	Caa2	650	481,000
	Sr. Notes
	10.00%, 2/15/09	Caa1	300	267,000
	National Beef Packing
	Sr. Notes
	10.50%, 8/1/11	B2	400	412,000

		Moody’s Ratings	Face Amount (000)	Value
	Quintiles Transnational Corp.
	Sr. Sub. Notes
	10.00%, 10/1/13	B3	$250	$266,250
	Rent-Way, Inc.
	Secured
	11.875%, 6/15/10	B3	500	547,500
	Salton, Inc.
	Sr. Sub. Notes
	12.25%, 4/15/08	Ca	750	626,250
	United Rentals North America, Inc.:
	Sr. Sub. Notes
	7.75%, 11/15/13	B2	800	754,000
	7.00%, 2/15/14	B2	1,000	892,500
Group Total				12,215,290

Technology (2.3%)
	AMI Semiconductor, Inc.
	Gtd.
	10.75%, 2/1/13	B3	163	190,710
	Amkor Technology, Inc.:
	Sr. Notes
	9.25%, 2/15/08	B1	350	327,250
	7.75%, 5/15/13	B1	500	412,500
	Ampex Corp.
	Secured
	12.00%, 8/15/08	N/R	1,863	279,522
	Avaya, Inc.
	Secured
	11.125%, 4/1/09	B1	162	187,515
	Celestica, Inc.
	Sr. Sub. Notes
	7.875%, 7/1/11	Ba3	300	312,750
	Danka Business Systems plc
	Sr. Notes
	11.00%, 6/15/10	B2	250	263,750
(2)	Itron, Inc.
	Sr. Sub. Notes
	7.75%, 5/15/12	B2	250	251,875

		Moody’s Ratings	Face Amount (000)	Value
	Lucent Technologies, Inc.:
	Notes
	7.25%, 7/15/06	B2	$340	$362,100
	5.50%, 11/15/08	B2	550	552,750
	Sanmina-SCI Corp.
	Gtd.
	10.375%, 1/15/10	Ba2	800	919,000
	Unisys Corp.
	Sr. Notes
	7.875%, 4/1/08	Ba1	250	258,125
	Viasystems, Inc.
	Sr. Sub. Notes
	10.50%, 1/15/11	Caa2	200	191,000
	Xerox Corp.
	Sr. Notes
	7.625%, 6/15/13	Ba2	550	596,750
Group Total				5,105,597

Textile/Apparel/Shoe Manufacturing (1.1%)
	BGF Industries, Inc.
	Series B, Sr. Sub. Notes
	10.25%, 1/15/09	Ca	250	226,875
	Levi Strauss & Co.:
	Notes
	7.00%, 11/1/06	Ca	515	517,575
	Sr. Notes
	12.25%, 12/15/12	Ca	735	780,938
	Phillips Van-Heusen Corp.
	Sr. Notes
	7.25%, 2/15/11	B2	400	418,000
	Tropical Sportswear International Corp.
	Series A, Gtd.
	11.00%, 6/15/08	Ca	700	416,500
Group Total				2,359,888

Tower (0.5%)
	American Towers, Inc.
	Gtd.
	7.25%, 12/1/11	B3	500	522,500

		Moody’s Ratings	Face Amount (000)	Value
	Crown Castle International Corp.
	Series B, Sr. Notes
	7.50%, 12/1/13	B3	$400	$421,000
(3)	SBA Telecommunications Corp.
	Sr. Discount Notes
	0.00%, 12/15/11	Caa1	300	244,500
Group Total				1,188,000

Transportation (0.8%)
(2)	Horizon Lines LLC
	Notes
	9.00%, 11/1/12	B3	300	318,000
	Sea Containers Ltd.
	Series B, Yankee
	Sr. Notes
	10.75%, 10/15/06	B3	700	721,000
	Ship Finance International Ltd.
	Sr. Notes
	8.50%, 12/15/13	B1	750	750,000
Group Total				1,789,000

Utilities (3.3%)
	AES Corp.:
	Sr. Notes
	9.50%, 6/1/09	B2	48	53,880
	7.75%, 3/1/14	B2	400	415,000
	Allegheny Energy Supply Company, LLC
	Notes
	7.80%, 3/15/11	B3	400	435,000
	Aquila, Inc.
	Sr. Notes
	7.625%, 11/15/09	B2	400	412,000
	CMS Energy Corp.:
	Sr. Notes
	7.50%, 1/15/09	B3	700	736,750
(2)	7.75%, 8/1/10	B3	250	265,625

		Moody’s Ratings	Face Amount (000)	Value
	Calpine Canada Energy Finance LLC
	Gtd.
	8.50%, 5/1/08	Caa1	$317	$220,315
	Calpine Corp.:
(2)	Secured
	8.50%, 7/15/10	N/R	950	731,500
	Sr. Notes
	7.75%, 4/15/09	Caa1	800	516,000
(2)(5)	Calpine Generating Co.
	Secured
	7.35%, 4/1/10	B2	800	764,000
	Edison Mission Energy
	Sr. Notes
	7.73%, 6/15/09	B1	500	527,500
	Midwest Generation LLC
	Secured
	8.75%, 5/1/34	B1	400	438,000
(1)	Mirant Americas Generation LLC
	Sr. Notes
	7.625%, 5/1/06	N/R	500	445,000
(1)(2)	Mirant Corp.
	Sr. Notes
	7.40%, 7/15/04	N/R	300	190,500
(2)	NRG Energy, Inc.
	Secured
	8.00%, 12/15/13	B2	400	430,500
(2)	Sierra Pacific Resources
	Sr. Notes
	8.625%, 3/15/14	B2	300	327,000
	TNP Enterprises, Inc.
	Series B, Sr. Sub. Notes
	10.25%, 4/1/10	B2	350	378,000
Group Total				7,286,570

Wireless (4.2%)
	Airgate PCS, Inc.:
	Secured
(2)	9.375%, 9/1/09	Caa1	50	51,000
	9.375%, 9/1/09	Caa1	350	357,000

		Moody’s Ratings	Face Amount (000)	Value
(3)	Alamosa PCS Holdings, Inc.
	Gtd.
	0.00%, 2/15/10	N/R	$800	$820,000
	American Cellular Corp.
	Series B, Sr. Notes
	10.00%, 8/1/11	B3	500	407,500
	Centennial Cellular/Communications
	Gtd.
	10.125%, 6/15/13	Caa1	400	423,000
	Dobson Communications Corp.
	Sr. Notes
	8.875%, 10/1/13	Caa1	300	195,000
(2)	Horizon PCS, Inc.
	Sr. Notes
	11.375%, 7/15/12	B3	350	365,750
(2)	IPCS Escrow Co.
	Sr. Notes
	11.50%, 5/1/12	B3	250	263,750
(1)	IWO Holdings, Inc.
	Gtd.
	14.00%, 1/15/11	Ca	550	244,750
(2)	Millicom International Cellular S.A.
	Sr. Notes
	10.00%, 12/1/13	B3	500	505,000
	Nextel Communications, Inc.
	Sr. Notes
	7.375%, 8/1/15	Ba3	250	270,000
	Nextel Partners, Inc.
	Sr. Notes
	8.125%, 7/1/11	Caa1	750	798,750
	PTC International Finance II SA
	Yankee Gtd.
	11.25%, 12/1/09	Ba3	500	535,000
	Rural Cellular Corp.
	Sr. Sub. Notes
	9.75%, 1/15/10	Caa2	1,450	1,268,750

		Moody’s Ratings	Face Amount (000)	Value
	Triton PCS, Inc.
	Gtd.
	8.50%, 6/1/13	B2	$750	$684,375
	U.S. Unwired, Inc.
	Series B, Secured
	10.00%, 6/15/12	Caa1	400	417,000
	Ubiquitel Operating Co.:
(3)	Gtd.
	0.00%, 4/15/10	Caa3	500	528,750
	Sr. Notes
	9.875%, 3/1/11	Caa1	500	523,126
	Western Wireless Corp.
	Sr. Notes
	9.25%, 7/15/13	Caa1	500	512,500
Group Total				9,171,001

TOTAL CORPORATE OBLIGATIONS
(Cost $177,645,185)				175,506,885

			Shares/ Units
COMMON STOCKS (1.0%)

Broadcast/Outdoor (0.1%)
(6)	Equinix, Inc.		5,567	171,297

Cable (0.0%)
(6)	Digitalglobe, Inc.		69,987	69,987

Capital Goods (0.0%)
(6)	Motels of America, Inc.		750	3,000

Containers (0.0%)
(4)(6)	Continental AFA
	Dispensing Co.		20,689	98,273

Finance (0.4%)
(6)	Aurora Foods, Inc.		703	948,865
(4)(6)(7)	Westfed Holdings, Inc.
	Class B		16,893	169
Group Total				949,034

		Shares/ Units	Value
Food Processors/Beverage/Bottling (0.0%)
(2)(6)	Specialty Foods Corp.	52,500	$525

Industrial (0.1%)
(4)(6)	Doskocil Manufacturing Co.	36,000	126,000
(4)(6)	First Wave Marine, Inc.	2,105	13,156
Group Total			139,156

Retail- Food & Drug (0.0%)
(4)(6)	Archibald Candy Corp.	2,030	0

Retail Stores (0.1%)
(4)(6)	Safelite Glass Corp.
	Class B	18,064	90,320
(4)(6)	Safelite Realty Corp.	1,219	12,190
Group Total			102,510

Services (0.1%)
(6)	Cenveo, Inc.	21,306	74,571
(2)(6)	Mail Well, Inc.	10,652	37,282
Group Total			111,853

Textile/Apparel/Shoe Manufacturing (0.2%)
(6)	Advanced Glassfiber Yarns	139	4,031
(4)(6)	HCI Direct, Inc.
	Class A	18,578	92,890
(6)	Safety Components International, Inc.	26,759	346,529
Group Total			443,450

Wireless (0.0%)
(6)	Dobson Communications Corp.
	Class A	57,927	77,043

TOTAL COMMON STOCKS
(Cost $4,235,551)			2,166,128

PREFERRED STOCKS (0.2%)

Cable (0.0%)
(6)	Adelphia Communications Corp.
	13% Cum. Exchangeable Series B	7,500	46,875

		Shares/ Units	Value
Finance (0.0%)
(4)(6)(7)	Westfed Holdings, Inc.
	Class A	57,005	$14,251

Restaurants (0.0%)
(4)(6)(8)	AmeriKing, Inc.
	13% Cum. Exchangeable	40,375	0

Wireless (0.2%)
(2)	Dobson Communications Corp.
	6% Conv. Preferred	900	40,504
(6)(8)	Rural Cellular Corp.
	11.375% Sr. Exchangeable	426	356,775
Group Total			397,279

TOTAL PREFERRED STOCKS
(Cost $6,611,899)			458,405

WARRANTS (0.0%)

(6)	Advanced Glassfiber Yarns
	expiring 5/4/10	115	1
(6)	Colt Telecom Group Plc
	expiring 12/31/06	400	5,094
(2)(6)	Dayton Superior Corp.
	expiring 6/15/09	1,250	13
(2)(6)	Decrane Aircraft Holdings
	expiring 9/30/08	800	8
(2)(6)	Huntsman Equity Holdings Corp.
	5/15/11	250	57,625
(6)	Loral Space & Communications
	expiring 12/27/06	6,290	63
(6)	Mikohn Gaming Corp.
	expiring 8/15/08	3,000	12
(6)	Ntl, Inc.
	expiring 1/13/11	4	21
(6)	Pegasus Communications Corp.
	expiring 1/1/07	250	3
(2)(6)	Pliant Corp.
	expiring 6/1/10	747	93

		Shares/ Units	Value
(4)(6)	Safelite Glass Corp.:
	Class A expiring 9/29/06	44,271	$443
	Class A expiring 9/29/07	29,514	295
(6)	Star Choice Communications, Inc.
	expiring 12/5/05	16,212	57,646
(6)	Windsor Woodmont Black Hawk
	expiring 3/15/10	100	0

TOTAL WARRANTS
(Cost $137,906)			121,317

TOTAL DOMESTIC SECURITIES
(Cost $188,630,541)			178,252,735

		Moody’s Ratings	Face Amount (000)
FOREIGN SECURITIES (15.0%)

CORPORATE OBLIGATIONS (1.2%)

Germany (0.2%)
(2)	Kabel Deutschland GmbH
	Sr. Notes
	10.625%, 7/1/14	B2	USD	$400	438,000

Malaysia (1.0%)
(2)	Petroliam Nasional
	Berhad (Petronas)
	Bonds
	7.75%, 8/15/15	Baa1	USD	1,700	2,051,563
(2)	Petronas Capital, Ltd.
	Gtd.
	7.00%, 5/22/12	Baa1	USD	50	57,062
Group Total					2,108,625

TOTAL CORPORATE OBLIGATIONS
(Cost $2,419,043)					2,546,625

		Moody’s Ratings	Face Amount (000)		Value
GOVERNMENT OBLIGATIONS (13.8%)

Argentina (0.1%)
(5)	Bocon PRO 1
	Bonds
	2.67%, 4/1/07	Ca	ARP	152	$3,386
	Republic of Argentina
	Series 2031,
	Unsubordinated
	12.00%, 6/19/31	Ca	USD	$1,060	311,640
Group Total					315,026

Brazil (4.2%)
	Federal Republic of Brazil:
	Series 20YR, Bonds
	8.00%, 4/15/14	B1	USD	3,190	3,174,989
	Series 30YR,
	Collateralized
	2.0625%, 4/15/24	B1	USD	1,680	1,491,168
	Series RG, Bonds
	2.125%, 4/15/12	B1	USD	1,412	1,316,732
	Unsubordinated
	11.00%, 8/17/40	B1	USD	2,850	3,198,412
Group Total					9,181,301

Colombia (0.5%)
	Republic of Colombia:
	Global Bonds
	11.75%, 2/25/20	Ba2	USD	715	877,662
	Series EMTN, Notes
	11.50%, 5/31/11	Ba2	EUR	150	221,294
Group Total					1,098,956

Mexico (3.0%)
	United Mexican States:
	Bonds
	8.25%, 2/24/09	Baa2	USD	882	1,274,826
	Series MTN, Notes
	6.375%, 1/16/13	Baa2	USD	3,790	4,000,345

		Moody’s Ratings	Face Amount (000)		Value
	Series REGS,
	Sr. Unsub. Notes
	7.50%, 3/8/10	Baa2	EUR	935	$1,333,305
Group Total					6,608,476

Panama (0.2%)
	Republic of Panama
	Bonds
	9.375%, 1/16/23	Ba1	USD	$375	410,625

Philippines (0.6%)
	Republic of Philippines
	Bonds
	8.375%, 2/15/11	Ba2	USD	1,315	1,338,013

Russia (3.6%)
	Ministry Finance of Russia:
	Series V, Debentures
	3.00%, 5/14/08	Ba2	USD	5,255	4,763,568
	Series VI, Debentures
	3.00%, 5/14/06	Ba1	USD	180	176,085
	Russian Federation:
	Series REGS,
	Unsubordinated
	5.00%, 3/31/30	Baa3	USD	2,030	1,957,732
	11.00%, 7/24/18	Baa3	USD	785	1,024,425
Group Total					7,921,810

Turkey (0.9%)
	Republic of Turkey:
	Notes
	11.50%, 1/23/12	B1	USD	405	506,250
	Sr. Unsub. Notes
	11.875%, 1/15/30	B1	USD	1,000	1,385,000
Group Total					1,891,250

Venezuela (0.7%)
	Republic of Venezuela:
	Bonds
	9.25%, 9/15/27	B2	USD	650	641,550

		Moody’s Ratings	Face Amount (000)		Value
	Notes
	8.50%, 10/8/14	B2	USD	$500	$490,000
	Sr. Unsub. Notes
	11.00%, 3/5/08	B2	EUR	360	512,244
Group Total					1,643,794

TOTAL GOVERNMENT OBLIGATIONS
(Cost $29,210,772)					30,409,251

TOTAL FOREIGN SECURITIES
(Cost $31,629,815)					32,955,876

TIME DEPOSIT (1.9%)
HSBC Bank (Grand Cayman)
1.07%, 10/1/04
(Cost $4,196,000)					4,196,000

TOTAL INVESTMENTS (97.9%)
(Cost $224,456,356)					215,404,611

OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)					4,554,237

NET ASSETS (100%)
Applicable to 49,895,588 issued and outstanding $.001 par value shares (authorized 100,000,000 shares)					$219,958,848

OPEN FORWARD FOREIGN CURRENCY CONTRACT

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Loss
European Economic Unit	12/22/04	€2,800,000	$3,455,200	$3,477,022	$(21,822)

N/R-        Not Rated

ARP-      Argenitne Peso

EUR-       Euro Dollar

1              Defaulted security.

2              144A Security. Certain conditions for public sale may exist.  Total market value of 144A securities owned at September 30, 2004 was $39,798,095 or 17.32% of net assets.

3              Step Bond - Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.

4              Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

5              Floating Rate - The interest rate changes on these instruments based upon a designated base rate.  The rates shown are those in effect at September 30, 2004.

6              Non-income producing security.

7              Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

8              Payment-in-kind preferred stocks. Market value includes accrued dividend.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater then 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The table below shows the numbers of shares held, the acquisition date, aggregate cost, fair value as of September 30, 2004, value per share of such security and percentage of net assets that the security represents.  The final column represents the distributions received from each investment.  The Portfolio does not have the right to demand that such securities be registered.

Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value Per Share	Percentage of Net Asset Value	Distributions received
Westfed Holdings, Inc.	16,893	9/20/88	$510	$169	$0.01	0.00%	$0
Westfed Holdings, Inc.	57,005	9/20/88-6/18/93	4,815,472	14,251	0.25	0.00%	0

Federal Income Tax Cost – At September 30, 2004 the identified cost for federal income tax purposes,  as well as the gross unrealized appreciation from investments  for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $224,752,930  15,389,829, (24,687,398) and $(9,297,569), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 24, 2004